INCOME TAX EXPENSE	6 Months Ended
Sep. 30, 2021
INCOME TAX EXPENSE
INCOME TAX EXPENSE

16. INCOME TAX EXPENSE

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in the British Virgin Islands are not subject to tax on their income or capital gains.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

China

On March 16, 2007, the National People’s Congress of PRC enacted a new Corporate Income Tax Law (“new CIT law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to corporate income tax at a uniform rate of 25%. The new CIT law became effective on January 1, 2008. Under the new CIT law, preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “High and New Technology Enterprises” or “Software Enterprises”.

Youxinpai (Beijing) Information Technology Co., Ltd. (“Youxinpai”) and Youfang (Beijing) Information Technology Co., Ltd. (“Youfang”) have been qualified as “high and new technology enterprise” (“HNTE”) and enjoys a preferential income tax rate of 15% from 2019 to 2021. Youxin Internet (Beijing) Information Technology Co., Ltd. (“Youxin Hulian”) has been qualified as “Software Enterprises” and enjoys the preferential period for preferential tax treatments shall be calculated from the profit-making year, and the enterprise was exempted from CIT in 2016 and 2017, and will be allowed a 50% tax reduction at a statutory rate of 25% in 2018, 2019 and 2020. Since 2021, Youxin Hulian has been qualified as HNTE and enjoys a preferential income tax rate of 15% from 2020 to 2022.

Tax holiday had no impact as there is no taxable profit for Youxinpai, Youxin Hulian and Youfang for the six months ended 2020 and 2021. The Group’s other PRC subsidiaries, VIEs and VIEs’ subsidiaries are subject to the statutory income tax rate of 25%.

Composition of income tax expense

The current and deferred portions of income tax expense included in the Unaudited Interim Condensed Consolidated Statements of Comprehensive Loss during the six months ended September 30, 2020 and 2021 are as follows:

	Six months ended September 30,
	2020	2021
	RMB	RMB

Current income tax expense	(32)	—
Deferred income tax expense	—	—
	(32)	—